Property, Plant and Equipment (Schedule of Property, Plant and Equipment) (Details) (USD $) In Millions, unless otherwise specified	Sep. 26, 2014	Sep. 27, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,888.4	$ 1,873.7
Less: accumulated depreciation	(939.2)	(876.3)
Property, plant and equipment, net	949.2	997.4
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	59.9	60.4
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	330.6	316.6
Capitalized Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	97.6	76.4
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,202.1	1,226.6
Construction in Progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 198.2	$ 193.7